Debt (Tables)	6 Months Ended
Jun. 30, 2012
Debt and Securitized Vacation Ownership Debt [Abstract]
Long-term debt and short-term borrowings

	June 30,	December 31,
	2012	2011
Senior Credit Facility:
Revolving Credit Facility, maturing 2013	$—	$—
Senior Notes, interest at 6.25%, maturing 2013	—	500
Senior Notes, interest at 7.875%, maturing 2014	499	497
Senior Notes, interest at 7.375%, maturing 2015	450	450
Senior Notes, interest at 6.75%, maturing 2018	400	400
Senior Notes, interest at 7.15%, maturing 2019	245	245
Mortgages and other, interest rates ranging from 1.00% to 9.00%, various maturities	58	105

	1,652	2,197
Less current maturities	—	(3)

Long-term debt	$1,652	$2,194